SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS ACTIVITIES (Details)	12 Months Ended
Mar. 31, 2026
Green Vector Holdings Limited [Member]
Place of Incorporation / operations	Cayman Islands
Principal activities	Investment holding
GreenVector Company Limited [Member]
Place of Incorporation / operations	British Virgin Islands
Principal activities	Investment holding
Proportion of voting power held by the Company	100.00%
Laputa Eco-Construction Material Company Limited (“Laputa”) [Member]
Place of Incorporation / operations	Hong Kong
Principal activities	Manufacturing and sale of environmentally-friendly construction bricks in Hong Kong
Proportion of voting power held by the Company	100.00%